Restatement of Previously Issued Financial Statements (Tables)	4 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Schedule of restatement on the balance sheet
As of December 31, 2020	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
Class A common stock subject to possible redemption	174,231,060	32,268,940	206,500,000
Class A common stock	322	(322)	—
Additional paid-in capital	8,880,763	(8,880,763)	—
Accumulated deficit	(3,881,651)	(23,387,855)	(27,269,506)
Total stockholders’ equity (deficit)	$5,000,009	$(32,268,940)	$(27,268,931)
As of November 24, 2020	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
Total assets	$202,148,859		$202,148,859
Total liabilities	$26,648,154		$26,648,154
Class A common stock subject to possible redemption	170,500,700	29,499,300	200,000,000
Preferred stock	—	—	—
Class A common stock	295	(295)	—
Class B common stock	575	—	575
Additional paid-in capital	6,831,060	(6,831,060)	—
Accumulated deficit	(1,831,925)	(22,667,945)	(24,499,870)
Total stockholders’ equity (deficit)	$5,000,005	$(29,499,300)	$(24,499,295)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$202,148,859	$—	$202,148,859

Schedule of restatement on the cash flows
For the Period from September 9, 2020 (Inception) through December 31, 2020
	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
Initial value of Class A common stock subject to possible redemption	$170,500,700	$(170,500,700)	$—
Change in Value of Class A common stock subject to possible redemption	$3,730,360	$(3,730,360.00)	$—

Schedule of restatement operations and comprehensive loss
	Earnings Per Share
	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
For the Period from September 9, 2020 (Inception) through December 31, 2020
Net loss	$(3,881,651)	$—	$(3,881,651)
Weighted average shares outstanding – Class A common stock	20,547,368	(12,151,669)	8,395,699
Basic and diluted loss per share – Class A common stock	$—	$(0.29)	$(0.29)
Weighted average shares outstanding – Class B common stock	5,055,914	—	5,055,914
Basic and diluted loss per share – Class B common stock	$(0.55)	$0.26	$(0.29)